OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

NOTE 4  -  OTHER CURRENT ASSETS

	As of December 31,
	2 0 1 9	2 0 18

Governmental institutions	$13,979	$6,533
Prepaid expenses	1,834	3,120
Other	872	779
	$16,685	$10,432

F - 21

NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)